Organization and Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Basic common shares outstanding (in shares)	444.9	443.7	442.6
Dilutive effect of stock awards (in shares)	1.0	1.7	1.5
Diluted common shares outstanding (in shares)	445.9	445.4	444.1